S000057735 [Member] Expense Example - Morningstar Alternatives Fund - Institutional	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 138
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	$ 1,758